Commitments and Related Party Transactions (Details Narrative) (Altruis Benefit Consultants, Inc.) - Altruis Benefit Consultants Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rent expense	$ 48,074	$ 31,798
Bingham, Michigan [Member]
Operating lease cost, per month	$ 4,500
Operating lease maturity	May 31, 2021